Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

3.  INVESTMENTS

The following tables show the cost or amortized cost, gross unrealized gains and losses and fair value and OTTI of our fixed maturity and equity securities as of the dates indicated:

	December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed Maturity Securities:
United States Government and government agencies and authorities	$509	$238	$—	$747	$—
States, municipalities and political subdivisions	26,993	3,461	—	30,454	—
Foreign governments	755	123	—	878	—
Asset-backed	90	2	—	92	—
Commercial mortgage-backed	1,951	95	—	2,046	—
Residential mortgage-backed	8,418	788	—	9,206	115
Corporate	71,841	7,623	(190)	79,274	27
Total fixed maturity securities	$110,557	$12,330	$(190)	$122,697	$142
Equity Securities:
Non-redeemable preferred stocks	$6,041	$459	$(434)	$6,066	$—
	December 31, 2010
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed Maturity Securities:
United States Government and government agencies and authorities	$980	$128	$—	$1,108	$—
States, municipalities and political subdivisions	23,486	1,546	(60)	24,972	—
Foreign governments	758	104	—	862	—
Asset-backed	100	5	—	105	—
Commercial mortgage-backed	4,816	100	—	4,916	—
Residential mortgage-backed	7,088	374	(212)	7,250	(43)
Corporate	80,775	5,556	(1,145)	85,186	6
Total fixed maturity securities	$118,003	$7,813	$(1,417)	$124,399	$(37)
Equity Securities:
Non-redeemable preferred stocks	$7,607	$555	$(360)	$7,802	$—

Our states, municipalities and political subdivisions holdings are highly diversified across the United States, with no individual state's exposure (including both general obligation and revenue securities) exceeding 3% and 2% of the overall investment portfolio as of December 31, 2011 and December 31, 2010, respectively. At December 31, 2011 and December 31, 2010, the securities include general obligation and revenue bonds issued by states, cities, counties, school districts and similar issuers, including $7,359 and $6,903, respectively, of advance refunded or escrowed-to-maturity bonds (collectively referred to as "pre-refunded bonds"), which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest. As of December 31, 2011 and December 31, 2010, revenue bonds account for 53% and 55% of the holdings, respectively. Excluding pre-refunded bonds, college and university, highway, water, sales tax and miscellaneous (which includes bond banks, finance authorities and appropriations) provide for 82% and 74% of the revenue sources, as of December 31, 2011 and December 31, 2010, respectively.

The Company's largest European investment exposure in its corporate fixed maturity and equity securities is the country of The United Kingdom. The United Kingdom represents approximately 5% and 4% of our corporate securities as of December 31, 2011 and December 31, 2010, respectively. No other European country represented more than 2% of our corporate securities as of December 31, 2011 and 2010, respectively. All the European investments are denominated in US dollars. Our international investments are managed as part of our overall portfolio with the same approach to risk management and focus on diversification.

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2011 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$4,131	$4,193
Due after one year through five years	17,413	18,891
Due after five years through ten years	25,047	28,457
Due after ten years	53,507	59,812
Total	100,098	111,353
Asset-backed	90	92
Commercial mortgage-backed	1,951	2,046
Residential mortgage-backed	8,418	9,206
Total	$110,557	$122,697

Major categories of net investment income were as follows:

	Years ended December 31,
	2011	2010	2009
Fixed maturity securities	$6,354	$5,868	$6,012
Equity securities	512	543	590
Commercial mortgage loans on real estate	1,545	1,585	1,628
Policy loans	3	17	6
Short-term investments	2	10	51
Other investments	65	101	138
Cash and cash equivalents	1	2	39
Total investment income	8,482	8,126	8,464
Investment expenses	(233)	(235)	(303)
Net investment income	$8,249	$7,891	$8,161

No material investments of the Company were non-income producing for the years ended December 31, 2011, 2010, and 2009.

The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

	For the years ended December 31,
	2011	2010	2009
Proceeds from sales	$36,092	$9,254	$10,626
Gross realized gains	1,387	250	218
Gross realized losses	1,057	42	381

For securities sold at a loss during 2011, the average period of time these securities were trading continuously at a price below book value was approximately 9 months.

The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years ended December 31,
	2011	2010	2009
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$466	$196	$(161)
Equity securities	(136)	12	(2)
Commercial mortgage loans on real estate	(10)	(147)	(252)
Total net realized gains (losses) related to sales	320	61	(415)
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(21)	(98)	(388)
Equity securities	—	(7)	(23)
Total net realized losses related to other-than-temporary impairments	(21)	(105)	(411)
Total net realized gains (losses)	$299	$(44)	$(826)

Other-Than-Temporary Impairments

The Company adopted the OTTI guidance which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Under the OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit, factors (e.g., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but the Company intends to sell the security or it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI was recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.

For the twelve months ended December 31, 2011 and 2010, the Company recorded $40 and $124, respectively, of OTTI, of which $21 and $105 was related to credit losses and recorded as net OTTI losses recognized in earnings, with the remaining amounts of $19 and $19, respectively, related to all other factors and was recorded as an unrealized loss component of AOCI.

The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

	Years ended December 31,
	2011	2010	2009
Balance, beginning of year	$1,639	$1,827	$—
Additions for credit loss impairments recognized in the current period on securities not previously impaired	20	—	22
Additions for credit loss impairments recognized in the current period on securities previously impaired	1	—	158
Credit losses remaining in retained earnings related to the adoption of OTTI guidance effective April 1, 2009	—	—	2,357
Reductions for securities which the amount previously recognized in other comprehensive income was recognized in earnings because the entity intends to sell the security	—	(9)	—
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(6)	(5)	—
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(81)	(174)	(710)
Balance, end of year	$1,573	$1,639	$1,827

We regularly monitor our investment portfolio to ensure investments that may be other-than-temporarily impaired are identified in a timely fashion, properly valued, and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery for equity securities and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. Any equity security whose price decline is deemed other-than-temporary is written down to its then current market value with the amount of the impairment reported as a realized loss in that period. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings is equal to the difference between the amortized cost of the fixed maturity security and its net present value.

The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt and residential and commercial mortgage-backed or asset-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential and commercial mortgage-backed and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.

In periods subsequent to the recognition of an other-than-temporary impairment, the Company generally accretes the discount (or amortizes the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed Maturity Securities:
Corporate	$2,909	$(62)	$419	$(128)	$3,328	$(190)
Equity Securities:
Non-redeemable preferred stocks	$841	$(89)	$1,083	$(345)	$1,924	$(434)
	December 31, 2010
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed Maturity Securities:
States, municipalities and political subdivisions	$1,557	$(60)	$—	$—	$1,557	$(60)
Residential mortgage-backed	2,178	(212)	—	—	2,178	(212)
Corporate	23,730	(1,096)	706	(49)	24,436	(1,145)
Total fixed maturity securities	$27,465	$(1,368)	$706	$(49)	$28,171	$(1,417)
Equity Securities:
Non-redeemable preferred stocks	$799	$(28)	$2,048	$(332)	$2,847	$(360)

Total gross unrealized losses represent less than 12% and 6% of the aggregate fair value of the related securities at December 31, 2011 and 2010, respectively. Approximately 24% and 79% of these gross unrealized losses have been in a continuous loss position for less than twelve months at December 31, 2011 and 2010, respectively. The total gross unrealized losses are comprised of 26 and 82 individual securities at December 31, 2011 and 2010, respectively. In accordance with its policy described above, the Company concluded that for these securities an adjustment to its results of operations for other-than-temporary impairments of the gross unrealized losses was not warranted at December 31, 2011 and 2010. These conclusions were based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2011, the gross unrealized losses that have been in a continuous loss position for twelve months or more were concentrated in non-redeemable preferred stocks and in the telecommunications industry of the Company's corporate fixed maturity securities. For these concentrations, gross unrealized losses of twelve months or more were $465, or 98%, of the total. The non-redeemable preferred stocks are perpetual preferred securities that have characteristics of both debt and equity securities. To evaluate these securities, we apply an impairment model similar to that used for our fixed maturity securities. As of December 31, 2011, the Company did not intend to sell the securities and it was not more likely than not that the Company would be required to sell them and no underlying cash flow issues were noted. Therefore, we did not recognize an OTTI on those perpetual preferred securities that have been in a continuous unrealized loss position for twelve months or more. As of December 31, 2011, the Company did not intend to sell the securities and it was not more likely than not that the Company would be required to sell the securities before the anticipated recovery of their amortized cost basis. The gross unrealized losses are primarily attributable to widening credit spreads associated with an underlying shift in overall credit risk premium.

The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2011, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due after one year through five years	$420	$415
Due after five years through ten years	604	583
Due after ten years	2,494	2,330
Total	$3,518	$3,328

The Company has exposure to sub-prime and related mortgages within our fixed maturity security portfolio. At December 31, 2011, approximately 2.8% of the residential mortgage-backed holdings had exposure to sub-prime mortgage collateral. This represented approximately 0.2% of the total fixed income portfolio and 0.9% of the total unrealized gain position. There is one security with sub-prime exposure, that is below investment grade. All residential mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the U.S. At December 31, 2011, approximately 51% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, Texas, and New York. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $407 to $2,532 at December 31, 2011 and from $417 to $2,591 at December 31, 2010.

Credit quality indicators for commercial mortgage loans are loan-to-value and debt-service coverage ratios. Loan-to-value and debt-service coverage ratios are measures commonly used to assess the credit quality of commercial mortgage loans. The loan-to-value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. The debt-service coverage ratio compares a property's net operating income to its debt-service payments and is commonly expressed as a ratio. The loan-to-value and debt-service coverage ratios are generally updated annually in the third quarter. The following summarizes our loan-to-value and average debt-service coverage ratios as of the dates indicated:

	December 31, 2011
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
	Loan-to-Value
70% and less	$16,706	62.4%	2.09
71 - 80%	3,133	11.7%	1.37
81 - 95%	5,692	21.2%	1.27
Greater than 95%	1,256	4.7%	0.80
Gross commercial mortgage loans	26,787	100.0%	1.77
Less valuation allowance	(512)
Net commercial mortgage loans	$26,275

	December 31, 2010
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
	Loan-to-Value
70% and less	$16,464	61.5%	1.87
71 - 80%	1,338	5.0%	1.57
81 - 95%	7,257	27.1%	1.26
Greater than 95%	1,711	6.4%	0.92
Gross commercial mortgage loans	26,770	100.0%	1.63
Less valuation allowance	(502)
Net commercial mortgage loans	$26,268

All commercial mortgage loans that are individually impaired have an established mortgage loan valuation allowance for losses. Changing economic conditions affect our valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, we continue to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have exposure to earthquakes, have deteriorating credits or have experienced a reduction in debt-service coverage ratio. Where warranted, we have established or increased a valuation allowance based upon this analysis.

The commercial mortgage loan valuation allowance for losses was $512 and $502 at December 31, 2011 and 2010, respectively. The increase in the commercial mortgage loan valuation allowance for the years ended December 31, 2011 and 2010 is due to the current year provision of $10 and $147, respectively.

At December 31, 2011, the Company had mortgage loan commitments outstanding of approximately $2,000.

The Company has fixed maturities of $747 and $608 at December 31, 2011 and 2010, respectively, on deposit with various governmental authorities as required by law.